Label	Element	Value
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsIncludingDisposalGroupAndDiscontinuedOperations	$ 78,600,000